Schedule of stock option activity (Details)	1 Months Ended	12 Months Ended
	Jun. 26, 2018 CAD ($) share	Jan. 31, 2019 CAD ($) share	Jan. 31, 2018 CAD ($) share
SHARE CAPITAL AND RESERVES [abstract]
Options outstanding and exercisable, beginning balance | share		515,000	0
Weighted average exercise price, beginning balance | $		$ 0.65	$ 0.00
Weighted average remaining life, beginning balance (years)		2.71	0.00
Granted | share	965,000	2,115,000	515,000
Granted | $	$ 2.80	$ 2.75	$ 0.65
Exercised | share		(100,000)
Exercised | $		$ 0.65
Cancelled | share		(10,000)
Cancelled | $		$ 0.65
Options outstanding and exercisable, ending balance | share		2,520,000	515,000
Weighted average exercise price, ending balance | $		$ 2.41	$ 0.65
Weighted average remaining life, ending balance (years)		2.30	2.71